Stock-Based Compensation (Details) - Schedule of summarizes information about share options outstanding $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Range of exercise prices one [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Lower Range Limit	$ 0.15
Upper Range Limit	$ 0.86
Number outstanding (in Shares) | shares	13,662,376
Weighted average remaining contractual term	5 years 5 months 1 day
Weighted average exercise price	$ 0.74
Aggregate intrinsic value (in Dollars) | $	$ 63,194
Number of Options, exercisable (in Shares) | shares	11,535,649
Weighted average remaining contractual term	5 years 10 days
Weighted- Average Exercise price, exercisable	$ 0.74
Aggregate intrinsic value (in Dollars) | $	$ 53,603
Range of exercise prices two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Upper Range Limit	$ 1.87
Number outstanding (in Shares) | shares	5,963
Weighted average remaining contractual term	8 years 10 days
Weighted average exercise price	$ 1.87
Aggregate intrinsic value (in Dollars) | $	$ 21
Number of Options, exercisable (in Shares) | shares	2,608
Weighted average remaining contractual term	8 years 10 days
Weighted- Average Exercise price, exercisable	$ 1.87
Aggregate intrinsic value (in Dollars) | $	$ 9
Range of exercise prices three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Upper Range Limit	$ 2.1
Number outstanding (in Shares) | shares	33,126
Weighted average remaining contractual term	1 year 8 months 8 days
Weighted average exercise price	$ 2.1
Aggregate intrinsic value (in Dollars) | $	$ 108
Number of Options, exercisable (in Shares) | shares	33,126
Weighted average remaining contractual term	1 year 8 months 8 days
Weighted- Average Exercise price, exercisable	$ 2.1
Aggregate intrinsic value (in Dollars) | $	$ 108
Range of exercise prices four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Upper Range Limit	$ 5.36
Number outstanding (in Shares) | shares	140,000
Weighted average remaining contractual term	6 years 6 months
Weighted average exercise price	$ 5.36
Aggregate intrinsic value (in Dollars) | $	$ 1
Number of Options, exercisable (in Shares) | shares
Weighted average remaining contractual term
Weighted- Average Exercise price, exercisable
Aggregate intrinsic value (in Dollars) | $
Range of exercise prices five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Upper Range Limit	$ 7.58
Number outstanding (in Shares) | shares	99,610
Weighted average remaining contractual term	6 years 14 days
Weighted average exercise price	$ 7.58
Aggregate intrinsic value (in Dollars) | $
Number of Options, exercisable (in Shares) | shares	74,711
Weighted average remaining contractual term	6 years 14 days
Weighted- Average Exercise price, exercisable	$ 7.58
Aggregate intrinsic value (in Dollars) | $
Range of exercise prices six [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Upper Range Limit	$ 9.07
Number outstanding (in Shares) | shares	7,074
Weighted average remaining contractual term	5 years 11 months 15 days
Weighted average exercise price	$ 9.07
Aggregate intrinsic value (in Dollars) | $
Number of Options, exercisable (in Shares) | shares	2,948
Weighted average remaining contractual term	5 years 11 months 15 days
Weighted- Average Exercise price, exercisable	$ 9.07
Aggregate intrinsic value (in Dollars) | $